UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Build America Bond Fund (NBB)
	December 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.0% (0.9% of Total Investments)
$ 5,000	Hartselle, Alabama, General Obligation Bonds, Federally Taxable Build America Bonds, Series	6/20 at 100.00	AA+	$ 4,914,450
	2010, 6.200%, 6/01/39 – AGM Insured
	Arizona – 2.6% (2.3% of Total Investments)
3,000	Arizona Board of Regents, Univeristy of Arizona, System Revenue Bonds, Build America Taxable	8/20 at 100.00	AA	3,036,780
	Bonds, Series 2010A, 6.423%, 8/01/35
10,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	No Opt. Call	Aa2	9,744,500
13,000	Total Arizona			12,781,280
	California – 20.5% (18.6% of Total Investments)
500	California Infrastructure Economic Development Bond Bank, Revenue Bonds, University of	No Opt. Call	Aa2	509,035
	California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B,
	6.486%, 5/15/49
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A2	3,027,570
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	3/20 at 100.00	A2	4,046,600
	America Taxable Bond Series 2010A-2, 8.000%, 3/01/35
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa2	7,040,250
	2010B, 6.484%, 11/01/41
4,500	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series	3/20 at 100.00	A1	4,692,285
	2010, 7.950%, 3/01/36
5,500	City and County of San Francisco Redevelopment Financing Authority, California, Taxable Tax	No Opt. Call	A1	5,758,390
	Allocation Revenue Bonds, San Francisco Redevelopment Projects, Series 2009F, 8.406%, 8/01/39
3,000	Fresno, California, Water System Revenue Bonds, Build America Taxable Bond Series 2010A-2,	No Opt. Call	A	3,093,570
	6.750%, 6/01/40
5,000	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Build	8/20 at 100.00	AA+	5,095,800
	America Taxable Bonds, Series 2010B, 7.350%, 8/01/43 – AGM Insured
1,000	Los Alamitos Unified School District, Orange County, California, General Obligation Bonds,	No Opt. Call	Aa2	963,390
	School Facilities Improvement, Build America Taxable Bond Series 2010C, 6.210%, 8/01/35
15,000	Los Angeles Community College District, California, General Obligation Bonds, Build America	No Opt. Call	Aa1	15,424,200
	Taxable Bonds, Series 2010, 6.600%, 8/01/42
10,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	10,282,800
	Bonds, Series 2010, 6.600%, 8/01/42 (UB) (4)
10,500	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Mulitple	No Opt. Call	A+	10,423,350
	Capital Projects I, Build America Taxable Bond Series 2010B, 7.618%, 8/01/40
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA+	2,424,400
	Option Bond Trust T0003, 29.407%, 7/01/42 (IF)
9,520	Napa Valley Unified School District, Napa County, California, General Obligation Bonds, Build	No Opt. Call	Aa2	9,456,882
	America Taxable Bond Series 2010B, 6.507%, 8/01/43
5,000	Orange County Sanitation District, California, Wastewater Revenue Bonds, Build America Taxable	No Opt. Call	AAA	4,839,200
	Bond Series 2010A, 5.580%, 2/01/40
100	Pacifica, California, General Obligiation Taxable Pension Bonds, Series 2010, 6.899%,	6/20 at 100.00	AA+	100,741
	6/01/30 – AGM Insured
2,355	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	AA	2,536,029
	2008, Build America Taxable Bond Series 2009C, 7.630%, 8/01/44
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA–	3,219,000
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond Trust
	B001, 29.163%, 11/01/30 (IF)
2,000	Santa Barbara County, California, Certificates of Participation, Recovery Zone Economic	No Opt. Call	AA+	1,867,200
	Development Taxable Bonds, Series 2010A-2, 6.250%, 12/01/40
2,500	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	No Opt. Call	A+	2,502,675
	District, Build America Taxable Bonds, Series 2010B, 6.230%, 1/01/29
5,000	West Kern Water District, California, Certificates of Participation, Land Acquistion Project,	No Opt. Call	AA	5,054,950
	Build America Bonds, Series 10B, 6.720%, 6/01/40
101,475	Total California			102,358,317
	Colorado – 3.3% (3.0% of Total Investments)
1,000	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water	11/20 at 100.00	A+	913,950
	Revenue Bonds, Build America Taxable Bond Series 2010B, 5.820%, 11/15/40
4,000	Gunnison County, Colorado, Certificates of Participation, Build America Taxable Bond Series	7/20 at 100.00	AA	3,715,240
	2010B, 6.125%, 7/15/40
3,000	Mesa State College, Colorado, Auxiliary Facilities Enterprise Revenue Bonds, Build America	No Opt. Call	Aa2	3,120,240
	Taxable Bond Series 2010B, 6.746%, 5/15/42
1,000	Metropolitan State College of Denver, Colorado, Institutional Enterprise Revenue Bonds,	No Opt. Call	Aa2	970,230
	Federally Taxable Build America Bonds, Recovery Zone Eonomic Development Project, Series 2010,
	6.000%, 12/01/40
5,000	St. Vrain Valley School District RE-1J, Boulder, Larimer and Weld Counties, Colorado, General	12/20 at 100.00	Aa2	4,858,950
	Obligation Bonds, Build America Taxable Bond Series 2010B, 5.790%, 12/15/33
3,000	Westminster County, Colorado, Water and Wastewater Utility Enterprise Revenue Bonds, Build	12/20 at 100.00	AA	2,901,690
	America Taxable Bonds, Series 2010, 5.818%, 12/01/30
17,000	Total Colorado			16,480,300
	Connecticut – 1.3% (1.2% of Total Investments)
6,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	6,493,680
	Bonds, Harbor Point Project, Federally Taxable - Issuer Subsidy Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	Florida – 3.4% (3.1% of Total Investments)
5,000	Florida Governmental Utilities Authority, North Fort Myers Utility Revenue Bonds, Federally	10/20 at 100.00	A2	5,014,550
	Taxable Build America Bonds, Series 2010B, 7.084%, 10/01/40
6,195	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable	6/19 at 100.00	AAA	6,211,045
	Bonds, Series 2010G, 5.750%, 6/01/35
500	Lake City, Florida, Utility System Revenue Bonds, Build America Taxable Bonds Series 2010B,	7/20 at 100.00	AA+	503,750
	6.175%, 7/01/35 – AGC Insured
4,975	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Downtown	9/20 at 100.00	A1	5,229,621
	District, Direct Subsidy Build America Table Bond Series 2010B, 7.784%, 9/01/40
16,670	Total Florida			16,958,966
	Georgia – 4.8% (4.3% of Total Investments)
10,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	9,852,900
	America Bonds Series 2010A, 6.637%, 4/01/57
15,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A	13,879,500
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
25,000	Total Georgia			23,732,400
	Illinois – 7.9% (7.1% of Total Investments)
5,000	Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts Revenue Bonds, Pension	No Opt. Call	AA	5,023,600
	Funding Taxable Series 2008A, 6.899%, 12/01/40
3,750	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,	1/20 at 100.00	A1	3,627,075
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38
10,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa3	10,075,200
	2010B, 6.900%, 1/01/40
2,270	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	AA	2,247,255
5,000	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D,	No Opt. Call	AA	4,889,650
	6.229%, 11/15/34
13,875	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3,	No Opt. Call	A+	12,843,533
	6.725%, 4/01/35
450	Lakewood, Illinois, General Obligation Bonds, Waterworks & Sewer Alternative Revenue Source,	12/19 at 100.00	AAA	446,130
	Build America Taxable Bond Series 2010A, 6.300%, 12/01/34
40,345	Total Illinois			39,152,443
	Indiana – 4.1% (3.8% of Total Investments)
	Evansville Redevelopment Authority, Indiana, Lease Rental Revenue Bonds, Build America Taxable
	Bond Series 2010B:
1,250	6.960%, 2/01/34	8/20 at 100.00	Aa3	1,275,263
9,500	7.210%, 2/01/39	8/20 at 100.00	Aa3	9,743,390
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B,	6/20 at 100.00	Aaa	4,764,950
	5.636%, 6/01/35
5,000	Speedway Redevelopment Authority, Indiana, Lease Rental Revenue Bonds, Federally Taxable Build	No Opt. Call	A+	4,892,100
	America Bonds, Series 2010A, 6.512%, 2/01/35
20,750	Total Indiana			20,675,703
	Kansas – 0.4% (0.4% of Total Investments)
2,105	Wallace County, Kansas, General Obligation Bonds, Build America Taxable Series 2010B,	No Opt. Call	A	2,092,938
	6.449%, 9/01/30
	Kentucky – 1.1% (1.0% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project,	9/20 at 100.00	AA+	5,464,000
	Tender Option Bond Trust B002, 29.346%, 9/01/37 – AGM Insured (IF)
	Louisiana – 3.9% (3.6% of Total Investments)
20,000	East Baton Rouge Sewage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds,	2/20 at 100.00	Aa2	19,679,600
	Series 2010B, 6.087%, 2/01/45
	Massachusetts – 0.5% (0.5% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	Aaa	2,684,900
	Bond Trust T0004, 25.356%, 6/01/40 (IF)
	Michigan – 5.1% (4.6% of Total Investments)
14,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Build America	No Opt. Call	Aa2	15,760,177
	Taxable Bond Series 2009B, 7.747%, 5/01/39
1,720	Jackson Public Schools, Jackson County, Michigan, General Obligation Bonds, Qualified School	5/20 at 100.00	Aa2	1,739,023
	Construction Bonds – Taxable Direct Payment, Series 2010B, 6.450%, 5/01/27
1,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/22 at 100.00	Baa3	701,630
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
	Monroe, Michigan, Limited Tax General Obligation Bonds, Taxable Recovery Zone Economic
	Development Bonds, Series 2010:
950	6.650%, 5/01/27	5/20 at 100.00	A+	945,212
1,000	6.800%, 5/01/29	5/20 at 100.00	A+	974,360
1,000	7.000%, 5/01/31	5/20 at 100.00	A+	973,480
4,500	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, Federally Taxable	5/20 at 100.00	AA	4,408,425
	Build America Bonds , Series 2010, 6.550%, 5/01/35
24,820	Total Michigan			25,502,307
	Missouri – 0.4% (0.3% of Total Investments)
1,900	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	1/19 at 100.00	A3	1,875,566
	Bond, Federally Taxable Build America Bonds – Direct Pay, Series 2009A, 6.890%, 1/01/42
	Nebraska – 0.3% (0.3% of Total Investments)
1,670	District Energy Corporation, Nebraska, Facility Revenue Bonds, Build America Taxable Bonds,	7/20 at 100.00	Aa1	1,659,345
	Series 2010B, 5.901%, 7/01/32
	Nevada – 1.1% (1.0% of Total Investments)
1,165	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally	9/19 at 100.00	AA	1,242,228
	Taxable Bonds, Series 2009B, 7.800%, 9/01/39
4,000	North Las Vegas, Nevada, General Obligation Water and Wastewater Improvement Bonds, Build	No Opt. Call	Aa2	4,047,800
	America Taxable Bonds, Series 2010A, 6.572%, 6/01/40
5,165	Total Nevada			5,290,028
	New York – 9.9% (9.0% of Total Investments)
15,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build	No Opt. Call	AAA	14,517,300
	America Taxable Bonds, Series 2010D, 5.600%, 3/15/40
10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	No Opt. Call	AAA	9,678,200
	2010D, 5.600%, 3/15/40 (UB)
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	A	9,251,700
	Bond Series 2010B, 5.850%, 5/01/41
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD,
2,025	5.952%, 6/15/42 (UB)	No Opt. Call	AA+	2,063,293
2,595	5.952%, 6/15/42	No Opt. Call	AA+	2,644,071
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	1,539,335
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2, 26.319%,
	6/15/44 (IF)
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build	No Opt. Call	AAA	9,489,200
	America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40
51,215	Total New York			49,183,099
	North Carolina – 1.4% (1.3% of Total Investments)
4,785	East Carolina University, North Carolina, General Revenue Bonds, Build America Taxable Bond	10/20 at 100.00	Aa2	4,720,020
	Series 2010B, 5.875%, 10/01/35
2,500	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Build America Taxable	11/20 at 100.00	AA+	2,419,325
	Bonds, Series 2010B, 5.921%, 11/01/35
7,285	Total North Carolina			7,139,345
	Ohio – 4.3% (3.8% of Total Investments)
500	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Federally	No Opt. Call	A	514,535
	Taxable Build America Bonds, Series 2009B, 6.424%, 2/15/32
3,000	Circleville City School District, Pickaway County, Ohio, General Obligation School Facilities	5/20 at 100.00	Aa2	3,113,220
	Construction and Improvement Bonds, Build America Taxable Series 2010C, 6.300%, 11/01/40
	Franklin County Convention Facilities Authority, Ohio, Lease Revenue Anticipation Bonds,
	Federally Taxable Direct Payment Build America Bonds, Series 2010:
650	6.540%, 12/01/36	No Opt. Call	AA	634,901
9,490	6.640%, 12/01/42	No Opt. Call	AA	9,406,014
5,000	Lucas County, Ohio, General Obligation Bonds, Taxable Arena improvement Series 2010,	10/20 at 100.00	Aa2	4,912,350
	6.150%, 10/01/40
1,770	Madison Local School District, Lake & Geauga Counties, Ohio, General Obligation Bonds, Build	9/20 at 100.00	Aa2	1,607,160
	America Taxable Bond Series 2010C, 6.050%, 4/01/42
1,000	Mariemont City School District, Hamilton County, Ohio, General Obligation School Improvement	12/20 at 100.00	AA	1,002,860
	Bonds, Build America Taxable Bonds, Refunding Series 2010B, 6.300%, 12/01/40
21,410	Total Ohio			21,191,040
	Oklahoma – 0.4% (0.4% of Total Investments)
2,000	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Sand	No Opt. Call	A	1,994,120
	Springs Public Schools Project, Federally Taxable Build America Bonds, Series 2010A,
	6.129%, 9/01/24
	Oregon – 3.0% (2.7% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable	5/20 at 100.00	Aa2	4,068,200
	Build America Bonds, Tender Option Bond Trust TN-011, 27.394%, 5/01/35 (IF) (4)
9,950	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds,	No Opt. Call	A3	11,071,664
	Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A,
	8.250%, 11/01/19
13,950	Total Oregon			15,139,864
	Pennsylvania – 3.5% (3.2% of Total Investments)
4,510	Haverford Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	3/20 at 100.00	AA+	4,427,242
	Federally Taxable Build America Bonds, Series 2010, 6.004%, 3/01/35 – AGC Insured
3,000	New Castle Sanitation Authority, Lawrence County, Pennsylvania, Sewer Revenue Bonds, Build	6/20 at 100.00	AA+	3,022,020
	America Taxable Bonds, Series 2010A, 6.506%, 6/01/41 – AGM Insured
10,000	Uniontown Area School District, Fayette County, Pennsylvania, General Obligation Bonds,	10/20 at 100.00	Aa3	9,934,100
	Federally Taxable Build America Bonds, Series 2010, 6.261%, 10/01/39
17,510	Total Pennsylvania			17,383,362
	South Dakota – 0.4% (0.4% of Total Investments)
2,000	South Dakota Health and Educational Facilities Authority, Recovery Zone Economic Development	8/20 at 100.00	Aa2	1,932,780
	Revenue Bonds, Vocational Education Program, Federally Taxable Series 2010, 6.250%, 8/01/39
	Tennessee – 3.2% (2.9% of Total Investments)
15,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennesse,	No Opt. Call	A1	15,992,400
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
	Texas – 6.4% (5.8% of Total Investments)
1,650	Cameron County Regional Mobility Authority, Texas, Vehicle Registration Fee Revenue Bonds,	2/20 at 100.00	AA	1,665,840
	Federally Taxable Build America Series 2010B, 6.552%, 2/15/36
10,000	North Texas Tollway Authority, System Revenue Bonds, Subordinate Lien Taxable Revenue Bonds,	2/20 at 100.00	Baa3	10,324,700
	Federally Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30
15,000	North Texas Tollway Authority, System Revenue Bonds, Taxble Build America Bond Series 2009B,	No Opt. Call	A2	14,741,250
	6.718%, 1/01/49
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	8/20 at 100.00	AAA	5,089,950
	6.038%, 8/01/40
31,650	Total Texas			31,821,740
	Utah – 2.3% (2.1% of Total Investments)
5,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America	4/20 at 100.00	AA+	4,245,400
	Bonds, Series 2010A, 5.700%, 10/01/40
6,510	Midvale Redevelopment Agency, Utah, Tax Increment and Sales Tax Revenue Bonds, Federally	5/20 at 100.00	AA+	6,368,668
	Taxable Build America Bonds, Series 2010, 6.250%, 5/01/34 – AGM Insured
775	North Salt Lake, Utah, Sales Tax Revenue Bonds, Build America Taxable Bond Series 2010,	12/19 at 100.00	AA	753,680
	5.800%, 6/15/30
12,285	Total Utah			11,367,748
	Vermont – 1.0% (0.9% of Total Investments)
5,000	University of Vermont and State Agricultural College, Revenue Bonds, Build America Bonds	No Opt. Call	Aa3	4,998,000
	Series 2010, 6.428%, 10/01/44
	Virgin Islands – 2.6% (2.4% of Total Investments)
12,500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	AA+	13,187,875
	Bonds Series 2010C, 6.850%, 7/01/35 – AGM Insured
	Virginia – 2.4% (2.2% of Total Investments)
1,135	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	No Opt. Call	BBB+	1,117,408
	Series 2009D, 7.462%, 10/01/46 – AGC Insured
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	No Opt. Call	BBB	9,860,500
	Dulles Metrorail Capital Improvement Project, Build America Taxable Bonds, Series 2010D,
	8.000%, 10/01/47
1,705	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/12 at 100.00	Baa3	1,049,376
	Refunding Senior Lien Series 2007A1, 6.706%, 6/01/46
12,840	Total Virginia			12,027,284
	Washington – 5.1% (4.6% of Total Investments)
2,465	Auburn, Washington, Limited Tax General Obligation Bonds, Taxable Build America Bonds, Series	6/20 at 100.00	AA	2,509,247
	2010B, 6.243%, 12/01/39
1,885	Bremerton, Washington, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	No Opt. Call	A1	1,770,840
	6.129%, 9/01/35
5,000	Grays Harbor County Public Utility District 1, Washington, Electric System Revenue Bonds,	No Opt. Call	A1	5,323,000
	Taxable Build America Bonds – Direct Payment, Series 2010A, 6.707%, 7/01/40
5,000	King County Public Hospital District 1, Washington, Hospital Facilities Revenue Bonds, Valley	6/20 at 100.00	BBB+	5,132,850
	Medical Center, Build America Taxable Bonds, Series 2010B, 8.000%, 6/15/40
5,000	Mason County Public Utility District 3, Washington, Electric Revenue Bonds, Build America	6/20 at 100.00	Aa3	4,912,250
	Taxable Bonds, Series 2010B, 6.347%, 12/01/40
2,505	Okanogan County Public Utility District 1, Washington, Electric System Revenue Bonds, Build	No Opt. Call	A1	2,419,630
	America Taxable Bonds – Direct Payment, Series 2010B, 6.046%, 12/01/40
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America	No Opt. Call	Aa2	3,383,400
	Bonds, Tender Option Bond Trust T0001, 24.089%, 2/01/40 (IF) (4)
25,855	Total Washington			25,451,217
	Wyoming – 0.4% (0.4% of Total Investments)
2,000	University of Wyoming, Facilities Improvement Revenue Bonds, Build America Taxable Bond Series	6/20 at 100.00	Aa2	1,981,280
	2010C, 5.800%, 6/01/30
$ 540,400	Total Long-Term Investments (cost $552,819,548) – 108.0%			538,587,377
	Short-Term Investments – 2.1% (1.9% of Total Investments)
	South Carolina – 2.1% (1.9% of Total Investments)
$ 10,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	Aa2	10,555,800
	Variable Rate Demand Obligations, Build America Taxable Series 2010C,
	6.454%, 1/01/50 (UB) (5)
	Total Short-Term Investments (cost $10,021,460)			10,555,800
	Total Investments (cost $562,841,008) – 110.1%			549,143,177
	Floating Rate Obligations – (5.1)%			(25,620,000)
	Borrowings – (8.8)% (6)			(44,000,000)
	Other Assets Less Liabilities – 3.8% (7)			19,374,700
	Net Assets – 100%			$ 498,897,877

Investments in Derivatives
Forward Swaps outstanding at December 31, 2010:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation)
Barclays Bank PLC	$94,000,000	Receive	3-Month USD-LIBOR	3.778%	Semi-Annually	2/17/12	2/17/40	$8,863,353
Morgan Stanley	26,000,000	Receive	3-Month USD-LIBOR	4.435%	Semi-Annually	2/24/12	2/24/40	(312,979)
								$8,550,374

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$538,587,377	$ —	$538,587,377
Short-Term Investments	—	10,555,800	—	10,555,800
Derivatives:
Forward Swaps*	—	8,550,374	—	8,550,374
Total	$ —	$557,693,551	$ —	$557,693,551
* Represents net unrealized appreciation (depreciation).

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2, or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation		Unrealized depreciation
		on forward swaps*	$8,863,353	on forward swaps*	$312,979
* Represents cumulative unrealized appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At December 31, 2010, the cost of investments (excluding investments in derivatives) was $537,220,521. Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 3,955,565
Depreciation	(17,653,109)
Net unrealized appreciation (depreciation) of investments	$(13,697,544)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Borrowings as a percentage of Total Investments is 8.0%.
(7)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 1, 2011